INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of investments

	As at December 31,	As at December 31,
	2025	2024
Equity securities (Note 6)	$1,423,499	$559,165
Share purchase warrants (Note 6)	84,753	53,724
Total investments	$1,508,252	$612,889

The following tables set out details of the Company’s largest equity investments by carrying value:

	As at December 31, 2025
	Equity	Share purchase
	securities	warrants	Total
Foran Mining Corporation	$254,190	$—	$254,190
Collective Mining Ltd	197,106	—	197,106
Perpetua Resources Corporation	194,098	23,464	217,562
Rupert Resources Ltd.	154,461	—	154,461
ATEX Resources Inc.	100,391	21,357	121,748
Other(i)	523,253	39,932	563,185
Total investments	$1,423,499	$84,753	$1,508,252

	As at December 31, 2024
	Equity	Share purchase
	securities	warrants	Total
Orla Mining Ltd.	$152,697	$36,730	$189,427
Foran Mining Corporation	106,861	—	106,861
Rupert Resources Ltd.	88,690	—	88,690
ATEX Resources Inc.	33,543	7,460	41,003
Other(i)	177,374	9,534	186,908
Total investments	$559,165	$53,724	$612,889

Note:

(i) The balance is comprised of 64 (2024 — 58) equity investments.